Income Taxes - Deferred Tax Assets (Liabilities) in Which Tax Effects of Significant Item that Gave Rise (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Financial statement allowance for loan losses in excess of tax allowance	$ 8,330	$ 9,298
Excess of depreciation deducted for tax purposes over the amounts deducted in the financial statements	(1,650)	(1,474)
Financial statement deduction for deferred compensation in excess of deduction for tax purposes	908	879
Writedown of other real estate not deductible for income tax purposes until sold	1,586	1,578
Financial statement income on FHLB stock dividends not recognized for tax purposes	(480)	(480)
Unrealized loss (gain) on securities available-for-sale	2,666	(1,596)
Miscellaneous	77	38
Total deferred tax assets	$ 11,437	$ 8,243